Offsets	Mar. 17, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-90120
Initial Filing Date	Oct. 21, 2025
Fee Offset Claimed	$ 0.00
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Princeton Everest Fund
Form or Filing Type	SC TO
File Number	005-90120
Filing Date	Oct. 21, 2025
Fee Paid with Fee Offset Source	$ 0.00